EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee post-retirement benefits
Fair value of plan assets	CAD 3,816	CAD 3,562
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 1,186	CAD 1,089
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	2,414	2,274
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	216	199	CAD 14
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	CAD 61	CAD 34
Percentage of Total Portfolio	2.00%	1.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 44	CAD 22
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	17	12
Cash and Cash Equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 561	CAD 531
Percentage of Total Portfolio	15.00%	15.00%
Equity securities | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 897	CAD 980
Percentage of Total Portfolio	24.00%	27.00%
Equity securities | International
Employee post-retirement benefits
Fair value of plan assets	CAD 367	CAD 366
Percentage of Total Portfolio	10.00%	10.00%
Equity securities | Global
Employee post-retirement benefits
Fair value of plan assets	CAD 301	CAD 235
Percentage of Total Portfolio	8.00%	7.00%
Equity securities | Emerging
Employee post-retirement benefits
Fair value of plan assets	CAD 155	CAD 144
Percentage of Total Portfolio	4.00%	4.00%
Equity securities | Quoted Prices in Active Markets (Level I) | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 410	CAD 388
Equity securities | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	543	504
Equity securities | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	45	39
Equity securities | Quoted Prices in Active Markets (Level I) | Global
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Quoted Prices in Active Markets (Level I) | Emerging
Employee post-retirement benefits
Fair value of plan assets	8	7
Equity securities | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	151	143
Equity securities | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	354	476
Equity securities | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	322	327
Equity securities | Significant Other Observable Inputs (Level II) | Global
Employee post-retirement benefits
Fair value of plan assets	301	235
Equity securities | Significant Other Observable Inputs (Level II) | Emerging
Employee post-retirement benefits
Fair value of plan assets	147	137
Equity securities | Significant Unobservable Inputs (Level III) | Canadian
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | Global
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity securities | Significant Unobservable Inputs (Level III) | Emerging
Employee post-retirement benefits
Fair value of plan assets	0	0
Federal | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 193	CAD 192
Percentage of Total Portfolio	5.00%	5.00%
Federal | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 244	CAD 82
Percentage of Total Portfolio	6.00%	2.00%
Federal | Quoted Prices in Active Markets (Level I) | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Federal | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Federal | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	193	192
Federal | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	244	82
Federal | Significant Unobservable Inputs (Level III) | Canadian
Employee post-retirement benefits
Fair value of plan assets	0	0
Federal | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Provincial | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 194	CAD 179
Percentage of Total Portfolio	5.00%	5.00%
Provincial | Quoted Prices in Active Markets (Level I) | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Provincial | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	194	179
Provincial | Significant Unobservable Inputs (Level III) | Canadian
Employee post-retirement benefits
Fair value of plan assets	0	0
Municipal | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 8	CAD 8
Percentage of Total Portfolio	0.00%	0.00%
Municipal | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 4	CAD 39
Percentage of Total Portfolio	0.00%	1.00%
Municipal | Quoted Prices in Active Markets (Level I) | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Municipal | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Municipal | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	8	8
Municipal | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	4	39
Municipal | Significant Unobservable Inputs (Level III) | Canadian
Employee post-retirement benefits
Fair value of plan assets	0	0
Municipal | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 122	CAD 126
Percentage of Total Portfolio	3.00%	4.00%
Corporate | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 234	CAD 188
Percentage of Total Portfolio	6.00%	5.00%
Corporate | International
Employee post-retirement benefits
Fair value of plan assets	CAD 5	CAD 21
Percentage of Total Portfolio	0.00%	1.00%
Corporate | Quoted Prices in Active Markets (Level I) | Canadian
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Corporate | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate | Significant Other Observable Inputs (Level II) | Canadian
Employee post-retirement benefits
Fair value of plan assets	122	126
Corporate | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	234	188
Corporate | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	5	21
Corporate | Significant Unobservable Inputs (Level III) | Canadian
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Corporate | Significant Unobservable Inputs (Level III) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
State | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 41	CAD 41
Percentage of Total Portfolio	1.00%	1.00%
State | Quoted Prices in Active Markets (Level I) | U.S.
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
State | Significant Other Observable Inputs (Level II) | U.S.
Employee post-retirement benefits
Fair value of plan assets	41	41
State | Significant Unobservable Inputs (Level III) | U.S.
Employee post-retirement benefits
Fair value of plan assets	0	0
Government | International
Employee post-retirement benefits
Fair value of plan assets	CAD 4	CAD 6
Percentage of Total Portfolio	0.00%	0.00%
Government | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Government | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	4	6
Government | Significant Unobservable Inputs (Level III) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Mortgage backed | International
Employee post-retirement benefits
Fair value of plan assets	CAD 73	CAD 62
Percentage of Total Portfolio	2.00%	2.00%
Mortgage backed | Quoted Prices in Active Markets (Level I) | International
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Mortgage backed | Significant Other Observable Inputs (Level II) | International
Employee post-retirement benefits
Fair value of plan assets	73	62
Mortgage backed | Significant Unobservable Inputs (Level III) | International
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate
Employee post-retirement benefits
Fair value of plan assets	CAD 140	CAD 133
Percentage of Total Portfolio	4.00%	4.00%
Real estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Real estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	140	133
Infrastructure
Employee post-retirement benefits
Fair value of plan assets	CAD 70	CAD 58
Percentage of Total Portfolio	2.00%	2.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	70	58
Private equity funds
Employee post-retirement benefits
Fair value of plan assets	CAD 6	CAD 8
Percentage of Total Portfolio	0.00%	0.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	6	8
Funds held on deposit
Employee post-retirement benefits
Fair value of plan assets	CAD 136	CAD 129
Percentage of Total Portfolio	3.00%	4.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	CAD 136	CAD 129
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds held on deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	CAD 0	CAD 0